Long-term investments	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Long-term investments
9 .	Long-term investments
Long-term investments consist of equity investments accounted for using the equity method, equity investments without readily determinable fair values and available for sale investment. The following table sets forth the changes in the Group’s Long-term investments:

	Investments without readily determinable fair values	Investments accounted for using the equity method	Available for sale investment	Total
	RMB	RMB		RMB

Balance as of December 31, 2019	85,000	23,603	—	108,603

Investments made	—	4,894	—	4,894
Loss from equity method investments	—	(11,523)	—	(11,523)
Less: Impairment	—	(15,908)	—	(15,908)
Less: Foreign currency translation adjustments	—	(1,066)	—	(1,066)
Subscription of private fund	—	—	36,600	36,600
Loss from private fund	—	—	(421)	(421)
Balance as of December 31, 2020	85,000	—	36,179	121,179

Investments made	1,484	—	—	1,484
Loss from private fund	—	—	(91)	(91)
Balance as of December 31, 2021	86,484	—	36,088	122,572

Equity investments without readily determinable fair values
In December 2018, the Group invested in 5% equity interest of Fullerton Credit (Chongqing) Co., Ltd (“Chongqing Fullerton”) by purchasing ordinary shares, with a total cash consideration of RMB35,000. The investment was accounted for at cost less impairments, adjusted by observable price changes if any, as the Group had neither significant influence nor control over the investee and Chongqing Fullerton is a privately held company without readily determinable fair value.
In June 2019, the Group invested in 9.09% equity interest of Bene Internet Technology Co., Ltd. (“Bene Info”) by purchasing ordinary shares with a total consideration of RMB50,000. In 2021, there was a capital increment from other shareholder in Bene Info and the Group’s ownership interests of the Bene Info was diluted at 4.90%. The investment was accounted for at cost less impairments, adjusted by observable price changes if any, as the Group had neither significant influence nor control over the investee and Bene Info is a privately held company without readily determinable fair value.
In September 2021, the Group invested in 15.56% equity interest of Leasego Pty Ltd (“Leasego”) by providing technical support, with a consideration of RMB1,484
. The investment was accounted for at cost less impairments, adjusted by observable price changes if any, as the Group had neither significant influence nor control over the investee and Leasego is a privately held company without readily determinable fair value.
For the years ended December 31, 2019, 2020 and 2021, no impairment and observable price changes were recognized on equity investment without readily determine fair value.

Equity investments accounted for using the equity method
The Group has significant influence over these investments but does not own a majority equity interest or otherwise control using the equity method.
In October 2017, the Group acquired a 27% equity interest of Pivot Fintech PTE. Ltd (“Pivot”) by purchasing ordinary shares with a total consideration of RMB8,821. In June 2020, the Group made an additional investment of RMB4,894 (US$750) in Pivot and acquired total 48.9% equity interest after the additional investment. In the year ended December 31, 2020, full impairment was made to the carrying value of investment to Pivot due to its recurring operating losses and deteriorated financial position, such the impairment is other-than temporary. For the years ended December 31, 2019, 2020 and 2021, the Group recognized its proportionate share of the equity investee’s net loss into earnings in the amount of RMB1,349, RMB1,804 and nil, respectively. As of December 31, 2020 and 2021, the carrying amount of investment in Pivot was nil.
In April, 2018, the Group entered an agreement with United Overseas Bank Limited (“UOB”) to establish a joint venture of Avatec.ai (S) Pte. Ltd (“Avatec”) in Singapore to develop the lending platform so as to providing credit services and solutions, focusing on data technology based credit assessment, scoring and selection with commercial applications, and supporting consumer and small and medium enterprise lending activities. The Group invested in Avatec through purchase of its ordinary shares, with a total cash consideration of RMB19,259 to obtain 40% shareholding interests.
In November 2020, the Group sold the 20% of Avatec’s equity interest to UOB with the consideration of $1. For the year ended December 31, 2020, the Group recognized the loss from disposal of Avatec’ equity interest in the amount of RMB3,138. In the year ended December 31, 2020, the Group fully impaired the remaining carrying value of investment in Avatec due to its recurring operating losses and deteriorating financial position. For the years ended December 31, 2019, 2020 and 2021, the Group recognized its proportionate share of the equity investee’s net loss in the amount of RMB5,972, RMB6,560 and nil. As of December 31, 2020 and 2021, the carrying amount of investment in Acatec was nil.
In June 2019, The Group acquired 25% equity interest of Beijing Ruisasi Technology Co., Ltd. (“Beijing Ruisasi”) by purchasing its ordinary shares from an agreement with an unaffiliated party with a total cash consideration of RMB6,500. The carrying amount of RMB6,500 is higher than its interest in the investees’ underlying net assets. The basis difference for income taxes of RMB 5,931 relates to goodwill recognized upon acquisition of Beijing Ruisasi’s equity interest; this goodwill is not amortized for tax. In the year ended 2020, the Group fully impaired the remaining carrying value of investment of Beijing Ruisasi due to its recurring operating losses and deteriorating financial position. For the years ended December 31, 2019, 2020 and 2021, the Group recognized the Group’s proportionate share of the equity investee’s net loss into earnings in the amount of RMB828, RMB21 and nil. As of December 31, 2020 and 2021, the carrying value of investment in Beijing Ruisasi was nil.
Available for sale investment
Available for sale investment represents an investment in a private equity fund made in April 2020. The private equity fund was made investment into debt securities of a third-party real estate development company, and was controlled by a third-party fund management company. Jimu Group was the general partner and several other third parties were limited partners.
This investment is carried at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. For the year ended December 31, 2020 and 2021, the unrealized losses from the changes in fair values is of RMB421 and RMB91, respectively.